RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,023,313	2,126,229
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	969,294	2,077,567
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Notional amount	104,988,291	77,206,096
Financial assets	969,294	2,077,567
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	14,317,598	30,658,137
Financial assets	$ 10,246	$ 4,272